Deposits by Customers (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 184,874	£ 190,850
Demand and time deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	181,468	188,004
Amounts due to other Santander UK Group Holdings plc subsidiaries
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	123	114
Amounts due to Santander UK Group Holdings plc
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,778	1,772
Amounts due to fellow Banco Santander subsidiaries and joint ventures
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	1,505	960
Equity index linked deposits
Disclosure Of Deposits From Customers [Line Items]
Deposits by customers	£ 232	£ 304